Shareholder Fees - Small Cap Stock Fund	Dec. 01, 2021 USD ($)
Fund Shares
Shareholder Fees:
Shareholder Fee, Other	none
Inst. Shares
Shareholder Fees:
Shareholder Fee, Other	none